UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:10/31/07

Item 1.  Schedule of Investments.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
October 31, 2007 (Unaudited)
	Shares		Value
		COMMON STOCKS - 93.6%
		Aerospace Defense - 2.6%
	17,500	Boeing Co.	$ 1,725,325

		AUTO MANUFACTURERS - 2.3%
	175,000	Ford Motor Co. *	1,552,250

		BANKS - 4.9%
	50,000	Commerce Bancorp, Inc.	2,037,500
	75,000	UCBH Holdings, Inc.	1,280,250
			3,317,750

		BIOTECHNOLOGY - 9.5%
	35,000	Amgen, Inc. *	2,033,850
	32,500	Genentech, Inc. *	2,409,225
	25,000	Genezyme Corp *	1,899,250
			6,342,325

		CASINO HOTEL - 5.4%
	15,000	Las Vegas Sands Corp *	1,990,650
	10,000	Wynn Resorts, Ltd.	1,614,300
			3,604,950

		COMPUTERS - 5.2%
	18,500	Apple, Inc. * +	3,514,075

		DIVERSIFIED FINANCIAL SERVICES - 10.0%
	50,000	J.P. Morgan Chase & Co. +	2,350,000
	22,500	Morgan Stanley	1,513,350
	30,000	NYSE Euronext	2,816,100
			6,679,450

		ELECTRONICS - 2.8%
	17,500	Garmin, Ltd. +	1,879,500

		FOOD & BEVERAGE - 4.8%
	20,000	PepsiCo, Inc.	1,474,400
	35,000	Whole Foods Market, Inc.	1,733,900
			3,208,300

		HEALTHCARE & HEALTHCARE PRODUCTS - 15.7%
	10,000	Hansen Medical, Inc. *	388,700
	2,500	Idexx Laboratories, Inc. *	304,450
	17,500	Intuitive Surgical, Inc. * +	5,720,225
	17,500	Johnson & Johnson	1,140,475
	40,000	Medtronic, Inc.	1,897,600
	15,000	Stryker Corp.	1,065,000
			10,516,450

		INSURANCE - 4.7%
	325	Berkshire Hathaway, Inc., Class B *	1,434,550
	17,500	Prudential Financial, Inc.	1,692,600
			3,127,150

		MEDIA - 2.6%
	85,000	Comcast Corp., Special Class A *	1,773,950

		MISCELLANEOUS MANUFACTURING - 2.0%
	20,000	Ceradyne, Inc. *	1,368,200

		OIL & GAS - 5.5%
	40,000	Dresser-Rand Group, Inc. *	1,548,000
	22,500	Schlumberger, Ltd.	2,172,825
			3,720,825

		PHARMACEUTICALS - 1.9%
	55,000	Cubist Pharmaceuticals, Inc. *	1,287,000

		RETAIL - 2.1%
	22,500	Under Armour, Inc. *	1,400,625

		SOFTWARE - 7.8%
	40,000	Allscripts Healthcare Solutions, Inc. *	1,108,000
	85,000	Microsoft Corp.	3,128,850
	8,000	VMware, Inc. *	998,640
			5,235,490

		TELECOMMUNICATIONS - 3.8%
	60,000	Qualcomm, Inc.	2,563,800

		TOTAL COMMON STOCKS (Cost $50,299,357)	62,817,415

		SHORT-TERM INVESTMENTS - 8.3%
	4,536,982	Milestone Treasury Obligation Portfolio,
		Institutional Class, to yield 4.40%, 11/1/07**	4,536,982
	Principal
	$ 1,045,000	United States Treasury Notes, to yield 3.14%, 1/31/08	1,032,565

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,569,547)	5,569,547

		TOTAL INVESTMENTS - 101.9% (Cost $55,868,904) (a)	$ 68,386,962
		OTHER LIABILITIES & ASSETS - (1.9)%	(1,285,065)
		NET ASSETS - 100.0%	$ 67,101,897

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market
	value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 13,555,862
	Unrealized depreciation (1,037,804)
	Net unrealized appreciation $ 12,518,058

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2007.
+	All or a portion of this security has been segregated to cover options written.

	The Biondo Growth Fund
	Schedule of Options Written*

	Number of
	Contracts***	Security, Exercise Price, Expiration Date	Value
	10	Apple Inc. Call @ $150.00, to expire January 2008	$ 43,120
	25	Apple Inc. Call @ $165.00, to expire November 2007	63,500
	25	Garmin, Ltd. Call @ $125.00, to expire December 2007	11,250
	25	Intuitive Surgical, Inc. Call $320.00, to expire December 2007	67,500
	25	Intuitive Surgical, Inc. Call $250.00, to expire Janurary 2008	200,750
	25	Intuitive Surgical, Inc. Call $300.00, to expire Janurary 2008	111,500
	100	J.P. Morgan Chase & Co. Put @ $45.00, to expire Janurary 2009	52,000
	100	J.P. Morgan Chase & Co. Put @ $50.00, to expire Janurary 2009	74,500

		TOTAL OPTIONS WRITTEN	$ 624,120
		(Premiums received $375,389)

*	Non-Income producing security.
***	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/19/07

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/19/07